Distribution and Selling Expenses	12 Months Ended
Dec. 31, 2021
Distribution and Selling Expenses [Abstract]
DISTRIBUTION AND SELLING EXPENSES
12.	DISTRIBUTION AND SELLING EXPENSES

	Year ended December 31,
	2021	2020	2019
Rental	23,259	9,565	9,573
Outsourced service fee	1,212,402	-	-
Labor	186,757	160,314	170,771
Subsidy to distributors	485,649	453,906	477,779
Promotion	-	-	-
Advertisement	1,292,256	1,174,552	287,354
Covid financial aid to distributors	-	2,172,432	-
Others	199,005	287,735	148,914
	3,399,328	4,258,504	1,094,391